Consolidated Statements Of Total Equity (USD $) In Millions, unless otherwise specified		Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total Parent Shareholders' Equity [Member]	Non-Controlling Interest [Member]	Total
Balance, value at Dec. 31, 2008		$ 102.8	$ 1,954.3	$ 1,402.8	$ 54.3	$ (1,397.7)	$ 2,116.5	$ 57.3	$ 2,173.8	[1]
Balance, shares at Dec. 31, 2008		102.8
Comprehensive Income:
Net income				10.0			10.0	2.6	12.6	[1]
Net change in cash flow hedges					(0.3)		(0.3)		(0.3)	[1]
Foreign currency translation					18.0		18.0	0.6	18.6	[1]
Pension liability					2.3		2.3		2.3	[1]
Total Comprehensive Income	[1]								33.2
Common stock incentives	[2]					6.3	6.3		6.3	[1]
Dividends paid to non-controlling interests on subsidiary shares								(3.1)	(3.1)	[1]
Common stock issuance, net			(409.5)			630.7	221.2		221.2	[1]
Fair value purchase contract, net			15.7				15.7		15.7	[1]
Purchase of subsidiary shares from non-controlling interests			(1.5)				(1.5)	(9.6)	(11.1)	[1]
Balance, value at Dec. 31, 2009		102.8	1,559.0	1,412.8	74.3	(760.7)	2,388.2	47.8	2,436.0	[1]
Balance, shares at Dec. 31, 2009		102.8
Comprehensive Income:
Net income				590.6			590.6	4.9	595.5	[1]
Net change in cash flow hedges					0.2		0.2		0.2	[1]
Foreign currency translation					(30.3)		(30.3)	0.3	(30.0)	[1]
Pension liability					(7.8)		(7.8)		(7.8)	[1]
Total Comprehensive Income	[1]								557.9
Common stock incentives	[2]					34.6	34.6		34.6	[1]
Cash dividends declared				(93.3)			(93.3)		(93.3)	[1]
Common stock issuance, net			(74.2)			131.3	57.1		57.1	[1]
Investment in subsidiary by non-controlling interests								1.2	1.2	[1]
Acquisition of non-controlling interests								4.2	4.2	[1]
Purchase of subsidiary shares from non-controlling interests			(12.0)				(12.0)	(46.5)	(58.5)	[1]
Balance, value at Dec. 31, 2010		102.8	1,472.8	1,910.1	36.4	(594.8)	2,927.3	11.9	2,939.2	[1]
Balance, shares at Dec. 31, 2010		102.8							102.8
Comprehensive Income:
Net income				623.4			623.4	3.6	627.0	[1]
Foreign currency translation					(42.3)		(42.3)	0.5	(41.8)	[1]
Pension liability					(36.4)		(36.4)		(36.4)	[1]
Total Comprehensive Income	[1]								548.8
Common stock incentives	[2]					20.3	20.3		20.3	[1]
Cash dividends declared				(158.9)			(158.9)		(158.9)	[1]
Dividends paid to non-controlling interests on subsidiary shares								(0.4)	(0.4)	[1]
Balance, value at Dec. 31, 2011		$ 102.8	$ 1,472.8	$ 2,374.6	$ (42.3)	$ (574.5)	$ 3,333.4	$ 15.6	$ 3,349.0	[1]
Balance, shares at Dec. 31, 2011		102.8							102.8

[1]	See Note 13 for further details - includes tax effects where applicable.
[2]	See Notes 1 and 15 for further details - includes tax effects.